Note 5 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Work-in-progress	$ 26,534	$ 18,545
Finished goods	11,843	9,964
Supplies and other	9,850	9,447
	48,227	37,956
Accrued payroll and benefits	73,454	65,967
Value appreciation plans	8,860	2,883
Customer advances	1,365	1,468
Other	48,893	47,872
	$ 132,572	$ 118,190